Financial Liabilities (Non-Current and Current) - Additional Information (Detail) € in Millions, ¥ in Millions			12 Months Ended
	Jan. 16, 2018 EUR (€) CreditFacility	Dec. 14, 2015 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 JPY (¥)	Jun. 30, 2018 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Jul. 30, 2014
Disclosure of financial liabilities [line items]
Nominal repayment amount of bonds and convertible bonds			€ 21,021	€ 21,775
Increase (decrease) in repayment due to new issue			754
Long term amount due to banks			3,160	3,798
Decrease in long term due to banks			638
Short term amount due to banks			2,385	2,183
Current portion of long term due to banks			1,137
Long term other financial payables			155	161
Short term other financial payables			64	96
Long term other financial payables, current			2
Long term finance lease liabilities			1,740	2,249
Short term finance lease liabilities			208	181
Assets held under finance lease written down			215
Number of revolving credit facility | CreditFacility	2
Revolving credit facility	€ 5,000
Overdraft facilities			€ 286	329			€ 12	€ 441
Telecom Italia Finance S.A. [member]
Disclosure of financial liabilities [line items]
Loans from bank | ¥					¥ 20,000
Maturity period			2029
European investment bank [member]
Disclosure of financial liabilities [line items]
Nominal repayment amount of bonds and convertible bonds			€ 1,350
Direct risk in loan		€ 500	800
Secured loan amount			550
Nominal amount of hedging instrument									550,000,000
Total financial debt of the Group Companies other than TIM out of Group's total financial debt [member] | Top of range [member]
Disclosure of financial liabilities [line items]
Ratio of total financial debt		35.00%
TIM S.p.A. [member]
Disclosure of financial liabilities [line items]
Bilateral Term Loans			1,475
Overdraft facilities			250
Convertible bonds payable in Euros Due 2022 [member]
Disclosure of financial liabilities [line items]
Unsecured equity-linked bond of convertible bonds			€ 2,000
Coupon rate			1.125%
Increase (decrease) in repayment due to new issue			€ 2,000	2,000
Hedging derivatives [member]
Disclosure of financial liabilities [line items]
Non-current derivative liabilities			1,423	1,914
Current derivative liabilities			€ 338	71
Non-hedging derivatives [member]
Disclosure of financial liabilities [line items]
Non-current derivative liabilities				5		€ 2
Current derivative liabilities				€ 4		€ 0